Total
SilverPepper Merger Arbitrage Fund

SilverPepper Commodity Strategies Global Macro Fund

Advisor Class Shares (Ticker Symbol: SPCAX)

Institutional Class Shares (Ticker Symbol: SPCIX)

SilverPepper Merger Arbitrage Fund

Advisor Class Shares (Ticker Symbol: SPABX)

Institutional Class Shares (Ticker Symbol: SPAIX)

Each a series of Investment Managers Series Trust

Supplement dated November 15, 2021, to the

Prospectus dated November 1, 2021.

The “Average Annual Total Returns” table on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns for Period Ended December 31, 2020
Average Annual Total Returns - SilverPepper Merger Arbitrage Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class		(5.66%)	1.15%	2.45%	Oct. 31, 2013
Institutional Class | After Taxes on Distributions	[1]	(5.66%)	0.63%	1.76%	Oct. 31, 2013
Institutional Class | After Taxes on Distributions and Sales	[1]	(3.35%)	0.70%	1.62%	Oct. 31, 2013
Advisor Class		(5.93%)	0.91%	2.21%	Oct. 31, 2013
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		18.40%	15.22%	13.46%	Oct. 31, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns shown depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.

Please file this Supplement with your records.